POST-EMPLOYMENT BENEFITS - Reconciliation of the liabilities of other retirement benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ 23,153,018	R$ 22,025,946
Other post-employment benefit obligations
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or totally hedged	315,428	253,212
Net Liabilities (Assets)	315,428	253,212
Value of liabilities/(assets) of post-employment benefits	315,428	253,212
Current service cost	(10,479)	(13,711)
Net interest cost	(26,566)	(35,601)
Actuarial Expense/(Revenue) recognized in the year	R$ 37,045	R$ 49,312